Statements of Cash Flow Data (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Cash Flow Data
Cash paid for interest	$ 268,627	$ 234,693	$ 545,406	$ 472,586	$ 357,419
Cash received for interest	5,932	6,133	11,468	13,744	13,985
Cash paid for income taxes	18,262	7,618	14,661	12,978	12,384
Cash paid for income taxes to DISH Network	249,214	126,903	384,462	428,591	400,468
Vendor financing				40,000
Satellites and other assets financed under capital lease obligations		$ 3,583	$ 10,548	$ 5,282	$ 140,109